                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
                                                ------
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Eden Capital Management Partners, L.P.
Address:          2727 Allen Parkway
                  Suite 1880
                  Houston, Texas 77019

Form 13F File Number: 28-06443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Adam Newar
Title:            President
Phone:            (713) 807-1760

Signature, Place and Date of Signing:

       /s/ Adam Newar              Houston, Texas               May 12, 2003
    --------------------        --------------------        --------------------
        [Signature]                [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None
                                         -----------------------------------

Form 13F Information Table Entry Total:  40
                                         -----------------------------------

Form 13F Information Table Value Total:  81,272
                                         -----------------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.



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
                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AGILENT
 TECHNOLOGIES
 INC.              COMMON STOCK  00846U101        329        25,000   SH            SOLE           NONE        25,000   0          0

AIR PRODS & CHEMS
 INC.              COMMON STOCK  009158106      3,219        77,700   SH            SOLE           NONE        77,700   0          0

AVNET INC.         COMMON STOCK  053807103      1,153       110,000   SH            SOLE           NONE        110,000  0          0

AVX CORPORATION    COMMON STOCK  002444107        388        43,100   SH            SOLE           NONE        43,100   0          0

BANK NEW YORK INC  COMMON STOCK  064057102      1,745        85,100   SH            SOLE           NONE        85,100   0          0

BOWATER INC.       COMMON STOCK  102183100      2,066        55,600   SH            SOLE           NONE        55,600   0          0

BOWNE & CO INC.    COMMON STOCK  103043105      1,406       140,600   SH            SOLE           NONE        140,600  0          0

CADENCE DESIGN
 SYSTEM INC.       COMMON STOCK  127387108        950        95,000   SH            SOLE           NONE        95,000   0          0

CONSOLIDATED
 GRAPHICS INC.     COMMON STOCK  209341106        946        56,300   SH            SOLE           NONE        56,300   0          0

COST PLUS INC. -
 CALIFORNIA        COMMON STOCK  221485105        658        25,000   SH            SOLE           NONE        25,000   0          0

COSTCO WHSL CORP
 NEW.              COMMON STOCK  22160K105      2,102        70,000   SH            SOLE           NONE        70,000   0          0

DIAMONDS TR        UNIT          252787106     33,125       415,000   SH            SOLE           NONE        415,000  0          0
                   SERIES 1
DOW JONES & CO
 INC.              COMMON STOCK  260561105      2,658        75,000   SH            SOLE           NONE        75,000   0          0

DUPONT EI DE
 NEMOURS & CO.     COMMON STOCK  263534109      1,554        40,000   SH            SOLE           NONE        40,000   0          0

DUPONT PHOTOMASKS
 INC.              COMMON STOCK  26613X101      1,541        76,800   SH            SOLE           NONE        76,800   0          0

ENSCO INT'L INC.   COMMON STOCK  26874Q100      1,148        45,000   SH            SOLE           NONE        45,000   0          0

GLOBAL SANTA FE
 CORP              SHARES        G3930E101        413        20,000   SH            SOLE           NONE        20,000   0          0

GRANT PRIDECO INC  COMMON STOCK  38821G101      1,025        85,000   SH            SOLE           NONE        85,000   0          0

LIMITED INC.       COMMON STOCK  532716107        322        25,000   SH            SOLE           NONE        25,000   0          0

LSI LOGIC CORP     COMMON STOCK  502161102        362        80,000   SH            SOLE           NONE        80,000   0          0

MBIA INC.          COMMON STOCK  55262C100        386        10,000   SH            SOLE           NONE        10,000   0          0

MEADWESTVACO CORP  COMMON STOCK  583334107      1,139        50,000   SH            SOLE           NONE        50,000   0          0

MGIC INVT CORP.
 WIS.              COMMON STOCK  552848103      1,414        36,000   SH            SOLE           NONE        36,000   0          0

MGM MIRAGE         COMMON STOCK  552953101      2,048        70,000   SH            SOLE           NONE        70,000   0          0

MICROSOFT CORP.    COMMON STOCK  594918104      1,211        50,000   SH            SOLE           NONE        50,000   0          0

NORTHERN TR CORP.  COMMON STOCK  665859104      1,370        45,000   SH            SOLE           NONE        45,000   0          0

OFFICE DEPOT INC.  COMMON STOCK  676220106      1,065        90,000   SH            SOLE           NONE        90,000   0          0

PERKINELMER INC    COMMON STOCK  714046109      1,067       120,000   SH            SOLE           NONE        120,000  0          0

PLANTRONICS INC
 NEW               COMMON STOCK  727493108        970        66,400   SH            SOLE           NONE        66,400   0          0

ROBERT HALF INTL
 INC               COMMON STOCK  770323103      1,331       100,000   SH            SOLE           NONE        100,000  0          0



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
SANMINA SCI CORP   COMMON STOCK  800907107        808       200,000   SH            SOLE           NONE        200,000  0          0

SEALED AIR
 CORPORATION NEW   PREFERRED     81211K209        933        20,300   SH            SOLE           NONE        17,966   0      2,334
                   STOCK

SILICON VY
 BANCSHARES        COMMON STOCK  827064106      1,301        71,500   SH            SOLE           NONE        71,500   0          0

STARWOOD HOTELS &
 RESORTS WRLD      COMMON STOCK  85590A203        856        36,000   SH            SOLE           NONE        36,000   0          0

TEMPLE INLAND
 INC.              COMMON STOCK  879868107      1,676        44,800   SH            SOLE           NONE        44,800   0          0

TEXAS INSTRUMENTS
 INC               COMMON STOCK  882508104        900        55,000   SH            SOLE           NONE        55,000   0          0

VISHAY
 INTERTECHNOLOGY
 INC               COMMON STOCK  928298108        865        85,000   SH            SOLE           NONE        85,000   0          0

WESTWOOD ONE INC.  COMMON STOCK  961815107      1,406        45,000   SH            SOLE           NONE        45,000   0          0

W.W. GRAINGER
 INC.              COMMON STOCK  384802104      1,278        29,800   SH            SOLE           NONE        29,800   0          0

ZIONS
 BANCORPORATION    COMMON STOCK  989701107      2,139        50,000   SH            SOLE           NONE        50,000   0          0